INVENTORY (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials consisting of purchased parts, components and supplies	$ 1,671,000	$ 2,461,000	$ 0
Finished goods	2,531,000	455,000	0
Total Inventory	$ 4,202,000	$ 2,916,000	$ 0